Total
Monteagle Quality Growth Fund
Investment Objective
The investment objective of the Monteagle Quality Growth Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a “growth investing” style by investing, under normal circumstances, at least 80% of its assets in the common stock of domestic companies that its Sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund invests in small and mid-capitalization companies that have a minimum market capitalization of $250 million at the time of purchase. The Fund seeks to maintain a minimum average weighted market capitalization of at least $5 billion.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Market Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Small and Mid-Capitalization Risk. The Fund may invest in small and medium capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return of the Fund for the past ten full calendar years for periods subsequent to the effective date of the Fund’s registration statement.

Calendar Year Returns as of December 31

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2019 was 12.28%.

During the period shown in the bar chart, the highest quarterly return was 14.43% (for the quarter ended March 31, 2012) and the lowest return was -23.95% (for the quarter ended December 31, 2008).

Average Annual Total Returns For the Period Ended December 31, 2018

The table below shows how the Fund’s average annual total returns compared to those of the S&P 500 Index® and the Russell 1000 Growth Index®. The Russell 1000 Growth Index®, which measures the performance of the large-cap growth segment of the U.S. equity universe and includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values, is provided as a supplemental benchmark because it is reflective of the market for growth stocks in which the Fund invests. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local income taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Monteagle Fixed Income Fund
Investment Objective
The investment objective of the Monteagle Fixed Income Fund (the “Fund”) is total return.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective of total return through capital appreciation on the bonds and other securities held and income on those securities. The Fund invests in investment grade intermediate term fixed income securities maintaining an average maturity of bonds and notes (on a dollar weighted basis) between 3 and 8 years; and rated at least Aa or higher by Moody’s Investors Service, Inc. or AA or higher by Standard & Poor’s Ratings Group for municipal bonds and A or higher by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group for corporate bonds. Under normal circumstances, at least 80% of the Fund’s net assets will be fixed income securities, including U.S. government securities, securities issued by agencies of the U.S. government, mortgage-backed securities, taxable municipal bonds and corporate debt securities, with no more than 70% in any one category. The Fund, based on assessment of market conditions, will either lengthen or shorten the average maturity of the portfolio and/or switch between bonds of different sectors, with the view of maximizing the total return for the types of obligations purchased. The securities purchased may have maturities ranging from overnight to 30 years.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of some or all the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Fixed Income Risk. The Fund’s share price, yield and total return will fluctuate in response interest rate movements. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. The value of your investment may decrease when interest rates rise. To the extent the Fund invests in fixed income securities with longer maturities, the Fund will be more greatly affected by changes in interest rates, and will be more volatile, than a fund that invests in securities with shorter maturities. Rising interest rates may also reduce the amount of prepayments on the assets backing these securities, causing the Fund’s average maturity to rise and increasing the Fund’s potential for losses in value. The value of the Fund’s holdings will also be affected by the credit-worthiness of such holdings. To the extent a particular holding is deemed to be of a lower credit quality than when the Fund purchased it, the value of such holding may decline.

Mortgage-Backed Securities Risk. The Fund may invest in mortgage-backed and other mortgage related securities. A decline in interest rates may result in losses in these securities’ values if actual prepayments occur at a much faster pace than had been expected when the securities were purchased.

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of bond market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return of the Fund for the past ten full calendar years for periods subsequent to the effective date of the Fund’s registration statement.

Calendar Year Returns as of December 31

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2018 was 6.02%.

During the period shown in the bar chart, the highest return for a quarter was 3.32% (for the quarter ended December 31, 2008) and the lowest return was -2.83% (for the quarter ended June 30, 2013).

Average Annual Total Returns For Period Ended December 31, 2018

The following table shows how the Fund’s average annual total returns compare to those of the Barclays Capital Intermediate U.S. Government/Credit Bond Index (formerly the Lehman Brothers Intermediate U.S. Government/Credit Bond Index) and the BofA Merrill Lynch 1-10 Yr. AAA-A U.S. Corporate & Government Index. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Monteagle Select Value Fund
Investment Objective
The investment objective of the Monteagle Select Value Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a “value investing” style by investing, under normal circumstances, at least 80% of its assets in the common stock of domestic companies that the Fund’s Sub-adviser believes are underpriced relative to comparable securities determined by price/earnings ratios, cash flows or other measures. The Sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels. The Fund invests only in large capitalization companies included in the S&P 500® Index. The Fund seeks to maintain a minimum average weighted market capitalization of at least $5 billion. Once investments are identified for purchase, the Subadvisor will screen these investments using the eVALUEator ® screening software to exclude from the Fund’s investments companies that produce, promote, advertise, sponsor, or offer services related to, abortion (or abortion products), pornography, human rights, gambling, and those entertainment companies that produce or support anti-family content in film, games, print, or television (“Excluded Securities”).

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Market Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Large Company Risk. The Fund invests in larger, more established companies, which may be unable to respond to new competitive challenges. Additionally, large companies may be unable to attain the high growth rates of successful, small companies, especially during extended periods of economic expansion.

Value Style Risk. The Fund invests in a style that emphasizes “value stocks”. The market may not agree with the determination that a stock is undervalued, and the stock’s price may not increase to what the Fund’s investment adviser or Sub-adviser believes is its full value. It may even decrease in value.

Strategy Risk. The Fund does not invest in Excluded Securities and may be riskier than other funds that invest in a broader array of securities and therefore the Fund may not achieve its desired results.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return of the Fund for the past ten full calendar years for periods subsequent to the effective date of the Fund’s registration statement.

Calendar Year Returns as of December 31

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2019 was 17.49%.

During the period shown in the bar chart, the highest quarterly return was 16.67% (for the quarter ended September 30, 2009) and the lowest return was -27.73% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Period Ended December 31, 2018

The table below shows how the Fund’s average annual total returns compare to those of the S&P 500 Index®. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

The Texas Fund
Investment Objective
The investment objective of The Texas Fund (the “Fund”) is long-term capital appreciation. The Fund is an equity fund.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the same expenses listed in the above table if you did not redeem your shares.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies

The Fund’s principal investment strategy is to invest at least 80% of its assets, less any borrowing for investment purposes, in the common stock of companies either (i) headquartered in Texas based on information provided by Morningstar, Inc., (ii) organized under the laws of Texas, or (iii) that, during the most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in Texas or that have at least 50% of its assets in Texas. In determining whether a company meets this condition, the Sub-Adviser may rely on such information and sources as the Sub-Adviser deems reasonable and appropriate.

The Fund will be invested across a broad market capitalization spectrum, including small, mid and large capitalization companies. The Sub-Adviser typically selects companies in which to invest by performing an initial market capitalization screening of $500 million or more. The Sub-Adviser controls for risk by performing fundamental analyses of the initially screened companies. The Sub-Adviser analyzes factors such as financial conditions, industry position, and market and economic conditions and trends to select investments and make buy and sell decisions. Once the Sub-Adviser selects companies in which to invest, the Sub-Adviser initially equally weights the companies within each sector. The Sub-Adviser does not equally weight each sector within the Fund.

The Fund will not invest 25% or more of its assets in any industry or group of related industries. However, the Fund does intend to have a high level of investments in the oil and gas industry due to the Fund’s management team’s belief that such industry has superior growth opportunities. Except as otherwise permitted by the Fund’s non-fundamental policies, any concentration in a specific sector or industry will be under this 25% concentration threshold.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-Adviser’s ability to identify profitable investment opportunities for the Fund.

Market Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Business and Sector Risk. From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

Geographic Concentration Risk. The Fund’s investments are concentrated in Texas, and therefore the Fund will be susceptible to adverse market, political, regulatory, social, economic and geographic events affecting Texas. The Fund’s performance may be more volatile than the performance of more geographically diverse funds. Since one of the main industries in Texas is mining and logging, including the oil and gas sectors, Texas is particularly susceptible to economic, environmental and political activities affecting this industry.

Oil and Gas Sector Risk. Companies in the oil and gas sector may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulations and intervention, litigation, and negative publicity and perception.

Large Company Risk. The Fund may invest in larger, more established companies, which may be unable to respond to new competitive challenges. Additionally, large companies may be unable to attain the high growth rates of successful, small companies, especially during extended periods of economic expansion.

Small and Mid-Capitalization Company Risk. The Fund may invest in small and medium capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Returns as of December 31

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2019 was 4.15%.

During the period shown in the bar chart, the highest quarterly return was 8.01% (for the quarter ended December 31, 2017) and the lowest return was -17.75% (for the quarter ended December 31, 2018).

Average Annual Total Returns For the Period Ended December 31, 2018

The table below shows how the Fund’s average annual total returns compared to those of the S&P 500 Index®. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local income taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Monteagle Opportunity Equity Fund
Investment Objective
The Fund’s investment objective is to seek growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During most recent fiscal period, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing substantially all its assets in securities listed on a national securities exchange.

To meet its investment objective, the Fund will employ an investment strategy that emphasizes long-term capital appreciation and safety of principal. Under normal circumstances, the Fund invests more than 90% of its total assets in common stocks of companies identified by the Fund’s investment sub-adviser, G.W. Henssler & Associates, LTD (the “Sub-adviser”), based on the characteristics below. the Fund may invest in companies of any size, and the Fund typically holds its common stock investments until the fundamentals of the issuer change or other opportunities present themselves. In addition, the Fund may invest up to 20% of its total assets in common stocks of foreign issuers that are traded in the United States and in American Depositary Receipts of foreign companies. When selecting common stocks for the Fund, the Sub-adviser seeks companies that exhibit the following characteristics:

•	undervalued assets;
•	strong balance sheet characteristics and financial foundations;
•	high earnings expectations; and
•	quality management and potential for future growth.

Factors deemed important by the Sub-adviser in selecting securities of such companies include, but are not limited to:

•	price;
•	price history; and
•	price-to-earnings ratio.

The Fund believes that its focus on the fundamentals of the businesses it invests in results in the purchase of above-average, high-quality securities with strong growth potential.

Principal Investment Risks

Investors in the Fund may lose money. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The success of the Fund cannot be guaranteed. There are risks associated with investments in the types of securities in which the Fund invests. These risks include:

Market Risk. The value of stocks selected for the Fund’s portfolio or the overall stock market may decline over short or extended periods.

Business and Economic Risk. Often, a particular industry, or certain companies within that industry, may be affected by circumstances that have little to no impact on other industries, or other companies within that industry.

Management Style Risk. The ability of the Fund to meet its investment objective is directly related to the Adviser’s selection of investments for the Fund, particularly in volatile stock markets.

Value Style Investing Risk. A value stock may not increase in price as anticipated by the Adviser if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that the Adviser believes will increase the price of the security do not occur. Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Political Risk. The regulation or deregulation of particular industries may materially impact the value of companies within the affected industry.

Investments in Small- and Mid-Sized Companies Risk. Although the Fund invests in companies of all sizes, there may be times when the Fund is substantially invested in small- and mid-sized companies. Stocks of smaller and mid-sized companies may have more risks than larger companies. In general, they have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Due to these and other factors, small- and mid-sized companies may be more susceptible to market downturns, and their stock prices may be more volatile.

Foreign Securities Risk. Investing in foreign securities involves risks that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Performance

You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. the Fund acquired all the assets and liabilities of The Henssler Equity Fund, a series of the Henssler Funds, (the “Predecessor Fund”) in a tax-free reorganization on May 1, 2019. In connection with this acquisition, shares of the Predecessor Fund’s Investor Class Shares and Institutional Class Shares were exchanged for Investor Class Shares and Institutional Class Shares of the Fund, respectively. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund shares. Updated performance information will be available at no cost by calling (888) 263-5593 and on the Fund’s website at www.henssler.com.

Investor Class

The Fund’s Investor Class year-to-date total return as of December 31, 2018, was -11.55%. Returns of the Investor Class shares are presented because the Institutional Class shares were not offered during all of the periods shown. The annual returns would differ only to the extent that the Institutional Class and Investor Class shares do not have the same expenses.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	14.27%	9/30/2009
Lowest Return	-21.92%	12/31/2008

Average Annual Total Returns For the periods ended December 31, 2018:

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Smart Diversification Fund
Investment Objective
The investment objective of the Smart Diversification Fund (the “Fund”) is total return through a combination of capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Because the Portfolio has not commenced operations as of the date of this prospectus, the portfolio turnover rate for the last fiscal year is not available. In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Principal Investment Strategies

The Fund seeks to meet its investment objective by investing under normal market conditions at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase, in exchange-traded funds (“ETFs”) that invest in domestic and foreign (i) equity securities of all market capitalizations, (ii) fixed-income securities of any credit quality, (iii) commodities (e.g., gold), (iv) real estate investment trusts (“REITs”) and (iv) cash or cash equivalents. The foreign securities held by the underlying ETFs may include those in emerging markets. While the percentage invested in each asset class will change over time, the Fund invests primarily in equity securities and fixed income securities. The Fund may invest in fixed income securities of any credit quality (including high yield or “junk” bonds) and any maturity duration.

Luken Investment Analytics, LLC, the Fund’s investment sub-adviser, uses the Smart Diversification® strategy, which is based on a proprietary quantitative model that uses trend analysis with a risk-management overlay to analyze each of the portfolio’s fixed income, equities, cash or cash equivalent, and commodities or REIT, asset classes in the portfolio. The model uses trend, strength, and risk indicators to determine the weighting of each asset class held in the portfolio. The Adviser ranks each investment type (asset class) using a proprietary system which considers medium to long-term price trends ranging from a few weeks (short-term) to several months (long-term). If equity markets are trending upward for the applicable period, assets are allocated into equity investments according to the proprietary model’s rules; and if equities are trending downward, the assets are primarily invested in fixed income securities, cash or alternatives as dictated by the applicable model. These decisions are made by pre-set rules. Proprietary indicators are used for strength and risk and may affect the portfolio’s asset class weightings.

The sub-adviser anticipates rebalancing the Fund’s portfolio based upon the sub-adviser’s proprietary indicators. A consequence of the Sub-adviser’s strategy, under certain market conditions, is high turnover. During protracted economic downturns, the sub-adviser may utilize defensive positioning, by increasing portfolio allocations to cash, fixed-income ETFs and alternative/specialty ETFs. Alternative or specialty ETFs are selected to provide positive returns and diversification. These may include ETFs linked to commodities, gold and managed futures. A consequence of the Sub-adviser’s strategy, under certain market conditions, is high turnover. The Sub-adviser sees active trading as necessary to address market disturbances, volatility and the like.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through ETFs.

Small and Medium Capitalization Company Risk. Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Emerging Market Risk. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Interest Rate Risk. The Fund’s fixed income investments are subject to interest rate risk, which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund’s net assets.

For example, if interest rates increase by 1%, assuming a current portfolio duration of 10 years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%.

The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. In periods of market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates.

High Yield or Junk Bond Risk. Lower-quality bonds and other debt securities, known as “high yield” or “junk” bonds, are considered speculative and present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Real Estate Investment Trust (REIT) Risk. Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.

ETF Risk. ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in bonds. Each ETF is subject to specific risks, depending on its investments. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Management Risk. The adviser’s dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

Currency Risk. The risk that material changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign and domestic currencies. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade issuer may default. Country risk arises because a government may interfere with transactions in its currency.

Alternative and Specialty Assets Risk. The Fund may purchase ETFs that invest in “alternative asset” or “specialty” market segments. The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, gold, managed futures and real estate.

Commodity Risk. Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Credit Risk. Debt issuers may not make interest or principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held by an ETF may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor’s Ratings Group or another NRSRO.

Fixed-Income Risk. When the Fund invests in fixed-income ETFs, the value of your investment in the Fund will fluctuate with changes in interest rates. Rising interest rates will cause a bond’s value to decline. Defaults by fixed income issuers will also harm performance. Other risk factors impacting fixed-income securities include credit risk, maturity risk, market risk, extension or prepayment risk, illiquid security risks, investment-grade securities risk. These risks could affect the value of a particular investment by the Funds possibly causing the Funds’ share price and total return to be reduced and fluctuate more than other types of investments.

Portfolio Turnover Risk. Generally, the Fund intends to invest for long-term purposes. However, the Fund’s rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Sub-adviser believes that portfolio changes are necessary or appropriate. Periods of portfolio “repositioning” may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Sovereign Debt Risk. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Gold Risk. The price of gold may be volatile and gold related ETFs may be highly sensitive to the price of gold. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical gold bullion has sales commission, storage, insurance and auditing expenses.

Managed Futures Risk. Investing in Underlying Funds that employ a managed futures investment strategy exposes the Fund to management risk, derivatives risk and leverage risk, as well as commodity, interest rate, equity and foreign currency risks depending on the particular strategy used by an Underlying Fund’s manager. An Underlying Fund’s manager’s judgments about the price appreciation of various futures contracts may prove incorrect and result in losses. An Underlying Fund’s use of derivatives (including futures and options on futures) to enhance returns or hedge against market declines is subject to the risk of mispricing or improper valuation, and changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Underlying Fund. Commodity, interest rate, equity and foreign currency futures are subject to unfavorable price movements as well as specific risks described more fully in paragraphs above.

Performance

The Fund is new as of the date of this Prospectus and therefore performance information is not yet available. Because the Fund is a new fund and does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by calling 888 263-5593 or visiting the Fund’s website at www.monteaglefunds.com.